Related Party Disclosures - Summary of Fees for Directors Stevanato Group S.p.A. (Details) - Directors of Stevanato Group S.p.A. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Fixed remuneration Annual fee	€ 2,242	€ 2,353	€ 2,196
Fixed remuneration Fringe benefits	12	12	14
Pension expense	70	62	50
Long Term Benefits			(2,966)
Share based compensation	438	379	350
Total remuneration	€ 2,762	€ 2,806	€ (356)